Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Dec. 26, 2019
Capital commitments
Less than One Year	¥ 4,926,406
1-3 Years	440,719
3-5 Years	0
Over 5 Years	0
Total	5,367,125
Purchase obligations
Less than One Year	13,890,466
13 Years	0
35 Years	0
Over 5 Years	0
Total	¥ 13,890,466
Disposal by sale | Chongqing Zhizao
Purchase obligations
Equity interest disposed		100.00%